Note 20 - Other Liabilities - Post-employment benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Values at the beginning of the year		$ 79,200
Interest cost		2,914	$ 20,534	$ 43,872
At the end of the year		91,200	79,200
Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year		101,889	96,229
Translation differences		(3,849)	2,893
Current service cost		7,400	7,851
Interest cost		5,070	5,462
Curtailments and settlements			21
Remeasurements (*)	[1]	(3,946)	10,907
Benefits paid from the plan		(9,719)	(22,107)
Other		473	633
At the end of the year		97,318	101,889	96,229
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Values at the beginning of the year		165,485	159,612
Translation differences		(8,182)	7,300
Current service cost		1,328	592
Interest cost		5,691	6,034
Remeasurements (*)	[2]	(7,984)	3,602
Benefits paid from the plan		(9,453)	(11,654)
At the end of the year		146,885	165,485	$ 159,612
Present value of funded obligations		146,885	165,486
Fair value of plan assets		(132,438)	(145,692)
Liability (*)	[3]	$ 14,447	$ 19,794

[1]	For 2018 a gain of $0.2 million is attributable to demographic assumptions and a gain of $3.7 million to financial assumptions. For 2017 a loss of $0.09 million is attributable to demographic assumptions and a loss of $10.8 million to financial assumptions.
[2]	For 2018 a loss of $0.4 million is attributable to demographic assumptions and a gain of $8.4 million to financial assumptions. For 2017 a gain of $0.4 million is attributable to demographic assumptions and a loss of $4.1 million to financial assumptions. respectively.
[3]	In 2018 and 2017, $3.3 million corresponding to an overfunded plan were reclassified within other non-current assets, respectively.